Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Goodwill is comprised of the following:

	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Balance at beginning of year	—	292,885	292,885	47,204
Acquisition of CAH (note 4)	292,885	—	—	—
Less: Disposal of CAH and WHT (note 4)	—	—	(292,885)	(47,204)

Balance at end of year	292,885	292,885	—	—

Schedule of Acquired Intangible Assets

Intangible assets consist of the following:

	Customer relationship intangibles	Operating lease intangibles	Medical insurance coverage	Radiotherapy permits	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net:
At January 1, 2013	98,779	5,537	28,500	9,286	4,410	146,512
Amortization expenses	(22,899)	(1,361)	(3,000)	(1,429)	(980)	(29,669)

Intangible assets, net at December 31, 2013 and January 1, 2014	75,880	4,176	25,500	7,857	3,430	116,843

Amortization expenses	(16,383)	(1,270)	(3,000)	(1,428)	(980)	(23,061)
Disposal of CAH and WHT (note 4)	—	—	(22,500)	(6,429)	—	(28,929)
Other disposal	(3,388)	(222)	—	—	—	(3,610)

Intangible assets, net at December 31, 2014	56,109	2,684	—	—	2,450	61,243

Intangible assets, net at December 31, 2014, in US$	$9,046	$430	—	—	$395	$9,871

At December 31, 2014
Intangible assets, cost	154,080	14,857	—	—	4,900	173,837
Less: accumulated amortization	(97,971)	(12,173)	—	—	(2,450)	(112,594)

	56,109	2,684	—	—	2,450	61,243

Schedule of Estimated Annual Amortization Expenses
The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2015	17,685	2,850
2016	13,331	2,149
2017	11,672	1,881
2018	9,065	1,461
2019	7,603	1,225